PROVISIONS (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Provisions
Additional provision		¥ 808
Amounts utilised during the year		(314)
Provision	$ 72	494
Current portion	$ 72	¥ 494